Employee Benefit Plans (Unfunded) (Details) - Schedule of Compensated Absences as per an Actuarial Valuation - Pension Plan [Member] - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans (Unfunded) (Details) - Schedule of Compensated Absences as per an Actuarial Valuation [Line Items]
Service cost	$ (6,569)	$ 47,025	$ 119,187	$ 92,161
Interest cost	3,672	2,388	14,084	8,871
Recognized net actuarial (gains)/loss	29,683	(24,945)	(4,857)	50,248
Net periodic benefit cost	$ 26,786	$ 24,468	$ 128,414	$ 151,280